Income Taxes - Summary of Group's Loss before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income tax	¥ (53,790)	$ (7,693)	¥ (340,741)	¥ (651,301)
PRC
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income tax	(23,940)	(3,424)	(305,469)	(604,997)
Non PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income tax	¥ (29,850)	$ (4,269)	¥ (35,272)	¥ (46,304)